Intangible Assets	12 Months Ended
Dec. 31, 2017
Intangible Assets Abstract
Intangible assets

Note 7 – Intangible assets

Intangible assets include development expenses that were capitalized. The expenditure capitalized in respect of development activities includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use. See also note 2.M.

	December 31,
	2016	2017
	Thousand NIS	Thousand NIS

Balance as of January 1	11,355	26,095
Capitalization of development expenses	15,408	-
Amortization	(668)	(2,676)
Balance as of December 31	26,095	23,419